Debt (Tables)	9 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt
Debt comprised of the following as of March 31, 2015 and June 30, 2014:

	March 31, 2015	June 30, 2014
Revolving credit facility	$—	$—
Term loan facility	243.8	—
3.30% senior notes, due 2019	250.0	—
4.50% senior notes, due 2024	500.0	—
Total debt	993.8	—
Current maturities of long-term debt	12.5	—
Total long-term debt	$981.3	$—

Aggregate Scheduled Maturities of Long-term Debt
The Company's aggregate scheduled maturities of the long-term debt as of March 31, 2015 were as follows:

Amount
Twelve months ended March 31, 2016	$12.5
Twelve months ended March 31, 2017	12.5
Twelve months ended March 31, 2018	12.5
Twelve months ended March 31, 2019	12.5
Twelve months ended March 31, 2020	443.8
Thereafter	500.0
$993.8